Provisions for risks and charges - Additional Information (Detail) € in Thousands, $ in Thousands	1 Months Ended
	Feb. 28, 2022 EUR (€)	Dec. 31, 2022 EUR (€)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 EUR (€)
Provisions For Risks And Charges [Line Items]
Provisions		€ 33,550		€ 58,648
Lease Agreement, United States
Provisions For Risks And Charges [Line Items]
Legal proceedings provision | $			$ 28,254
Payment related to legal agreement	€ 25,698